Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income from operations	$ 9,417	$ 25,840
Items not affecting cash:
Depletion, depreciation and amortization	36,084	31,349
Share-based compensation	1,174	1,542
Loss on disposals and write-offs	1,072
Change in supplies inventory reserve	238	1,730
Revisions in estimates of decomissioning liability at closed mine	144
Interest expense and other finance costs	5,055	3,634
NRV adjustment to inventory		1,110
Current income tax expense	17,416	25,432
Deferred income taxes expense (recovery)	(4,888)	908
Unrealized foreign currency exchange (gain) loss	647	(1,397)
Operating cash flows before movements in working capital	66,359	90,148
Net changes in non-cash working capital items	(3,680)	2,447
Decomissioning liabilities settled	(914)	(1,163)
Income tax paid	(22,178)	(29,529)
Cash generated from operating activities	39,587	61,903
Cash used in investing activities
Capital expenditures	(54,621)	(49,315)
Cash used in investing activities	(54,621)	(49,315)
Cash from (used in) financing activities
Proceeds from issuance of notes payable		10,000
Proceeds from issuance of loans and credit facilities	99,814	15,000
Repayment of loans and credit facilities	(56,193)	(33,810)
Loan interest paid	(4,615)	(2,766)
Dividends paid to non-controlling interest		(2,883)
Cash paid to repurchase shares	(2,844)
Cash from (used in) financing activities	36,162	(14,459)
Effect of foreign exchange rate changes on cash and cash equivalents	20	(175)
Increase (decrease) in cash and cash equivalents	21,148	(2,046)
Cash and cash equivalents, beginning of year	21,832	23,878
Cash and cash equivalents, end of year	$ 42,980	$ 21,832